Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management (Tables)	12 Months Ended
Dec. 31, 2019
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Remuneration For Non Executive Directors Explanatory
Remuneration for non-executive directors (Thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other functions (1)	Total
Tomás Alfaro Drake	129	-	-	-	43	-	43	-	214
José Miguel Andrés Torrecillas	129	-	104	107	-	111	-	33	483
Jaime Caruana Lacorte	129	167	110	107	-	-	14	-	527
Belén Garijo López	129	-	68	-	107	45	-	-	348
Sunir Kumar Kapoor	129	-	-	-	-	-	43	-	172
Carlos Loring Martínez de Irujo	129	167	-	107	43	-	-	-	445
Lourdes Máiz Carro	129	-	68	-	43	14	-	-	253
José Maldonado Ramos	129	167	-	-	-	45	-	-	340
Ana Peralta Moreno	129	-	68	-	43	-	-	-	240
Juan Pi Llorens	129	-	24	214	-	31	43	53	493
Susana Rodríguez Vidarte	129	167	-	107	-	45	-	-	447
Jan Verplancke	129	-	-	-	-	-	43	-	172
Total (2)	1,545	667	442	642	278	289	186	87	4,134

Remuneration Of Executive Directors Explanatory
Annual Fixed Remuneration for 2019 (Thousands of Euros)

Group Executive Chairman	2,453
Chief Executive Officer	2,179
Director de GE&PA	834
Total	5,466

Annual Variable Remuneration for 2018
	In cash (1)	In shares (1)
	(thousands of Euros)
Group Executive Chairman	479	100,436
Chief Executive Officer (2)	200	41,267
Head of GE&PA	79	16,641
Total	758	158,344

Deferred Annual Variable Remuneration for 2015
	In cash (1)	In shares (1)
	(thousands of Euros)
Group Executive Chairman	612	79,157
Head of GE&PA	113	14,667
Total	725	93,824

Disclosure Of Remuneration For Members of the Senior Management Explanatory
Annual Fixed Remuneration for 2019 (thousands of Euros)

Senior Management total	13,883

Annual Variable Remuneration for 2018
	In cash	In shares
	(thousands of Euros)
Senior Management total	887	185,888

Annual Variable Remuneration for 2015
	In cash	In shares
	(thousands of Euros)
Senior Management total	1,263	163,215

Number Of Shares Explanatory
	Theoretical shares allocated in 2019	Theoretical shares accumulated as at 31 December 2019
Tomás Alfaro Drake	10,138	93,587
José Miguel Andrés Torrecillas	19,095	55,660
Jaime Caruana Lacorte	9,320	9,320
Belén Garijo López	12,887	47,528
Sunir Kumar Kapoor	6,750	15,726
Carlos Loring Martínez de Irujo	17,515	116,391
Lourdes Máiz Carro	11,160	34,320
José Maldonado Ramos	15,328	94,323
Ana Peralta Moreno	5,624	5,624
Juan Pi Llorens	17,970	72,141
Susana Rodríguez Vidarte	17,431	122,414
Jan Verplancke	5,203	5,203
Total	148,421	672,237